FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

17.      FAIR VALUE MEASUREMENTS

Financial instruments of the Company primarily consist of cash and cash equivalents, investment in equity securities, accounts receivable, prepaid expenses and other, long-term investments, accounts payable, accrued and other current liabilities, convertible notes due to a related party, short term borrowings and current portion of long term borrowing. As of December 31, 2025 and December 31, 2024, the carrying amount of cash and cash equivalents, accounts receivable, prepaid expenses and other, accounts payable and accrued and other current liabilities are carried at cost which approximates their fair values due to the short-term nature of the instruments, the carrying amount of current portion of long term borrowing approximates its fair value as interest rate is comparable to the prevailing interest rate in the market.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the hierarchy.

The following tables present the Company’s financial assets and financial liabilities accounted for at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

(In thousands)	Fair Value at
Description	December 31, 2025	Level 1	Level 2	Level 3
Debt securities measured at fair value:
Convertible note	$4,243	$—	$—	$4,243

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at
Description	December 31, 2025	Valuation Techniques	Unobservable Input	Average/Median
Convertible note measured at fair value	$4,243	Binomial Tree Model	Volatility	98%

(In thousands)	Fair Value at
Description	December 31, 2024	Level 1	Level 2	Level 3
Investment in equity securities, at fair value:	$
Investment in ordinary shares	$2,557	$2,557	$—	$—
Investment in warrants - Designated as investment measured at FVTPL	$66	$—	$66	$—

The Company has a convertible note measured at fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period using Level 3 input (see Note 18).

The Company used to have an equity investment in the ordinary share of a publicly traded company. The Company’s investments in these equity securities are carried at their estimated fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period (see Note 3). The fair value of the ordinary share is based on quoted market price for the investees’ ordinary share, a Level 1 input.

The Company used to have an equity investment in the warrants of a publicly traded company. The Company’s investment is carried at its estimated fair value, with changes in fair value reported in the consolidated statement of operations and comprehensive loss each reporting period (see Note 3). The fair value of the warrants was measured using observable market-based inputs other than quoted prices in active markets for identical assets, level 2 inputs. The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of warrants.

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The Company reduces the carrying amount of equity method investments to its fair value when an impairment is determined to be other-than-temporary. In 2023, due to PAT’s slow business progress and delay of financing, the Company performed an impairment test using discounted cash flow approach. As the projected cash flow of the investment is negative, the Group recognized full impairment for the investment.

The Company measures equity investments without readily determinable fair values at its cost, minus impairment, if any, plus or minus changes resulting from observable transactions of identical or similar securities of the same issuer.

Non-Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company has no non-financial assets and liabilities that are measured at fair value on a recurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

On December 31, 2024, the intangible asset of FOLOTYN® license right with total carrying amount of $0.7 million was written down to its fair value of zero, resulting in an impairment loss of $0.7 million, representing the difference between the carrying value of the intangible asset and its fair value.